Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Capital Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Premier Institutional U.S. Treasury Reserves
Class Name	Capital Shares
Trading Symbol	WADXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Premier Institutional U.S. Treasury Reserves for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Capital Shares[1]	$6	0.12%
[1],[2],[3]
Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 1,528,650,368
Holdings Count | $ / shares	55
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,528,650,368
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Reserves Portfolio)	55

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Premium Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Premier Institutional U.S. Treasury Reserves
Class Name	Premium Shares
Trading Symbol	WAEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Premier Institutional U.S. Treasury Reserves for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Premium Shares[1]	$7	0.14%
[5],[6],[7]
Expenses Paid, Amount	$ 7	[5]
Expense Ratio, Percent	0.14%	[5]
Net Assets	$ 1,528,650,368
Holdings Count | $ / shares	55
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,528,650,368
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Reserves Portfolio)	55

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
†	Annualized.

[4]
*	Reflects holdings of U.S. Treasury Reserves Portfolio.

[5]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[7]
†	Annualized.

[8]
*	Reflects holdings of U.S. Treasury Reserves Portfolio.